Debt Issued - Short-term Bonds December 31, 2019 (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 40,937
Annual interest rate	2.91%
Issue date	Jan. 04, 2019
Maturity date	Apr. 04, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 40,264
Annual interest rate	2.85%
Issue date	Jan. 17, 2019
Maturity date	Apr. 24, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 33,598
Annual interest rate	2.80%
Issue date	Jan. 22, 2019
Maturity date	Apr. 22, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 53,250
Annual interest rate	2.67%
Issue date	Apr. 04, 2019
Maturity date	Jul. 02, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 27,886
Annual interest rate	2.67%
Issue date	Apr. 09, 2019
Maturity date	Aug. 09, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 33,257
Annual interest rate	2.66%
Issue date	Apr. 11, 2019
Maturity date	Jul. 11, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 33,257
Annual interest rate	2.68%
Issue date	Apr. 11, 2019
Maturity date	Oct. 11, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 33,051
Annual interest rate	2.66%
Issue date	Apr. 12, 2019
Maturity date	Jul. 22, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 3,966
Annual interest rate	2.67%
Issue date	Apr. 12, 2019
Maturity date	Sep. 12, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 27,184
Annual interest rate	2.67%
Issue date	Apr. 29, 2019
Maturity date	Oct. 29, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 33,838
Annual interest rate	2.60%
Issue date	Apr. 30, 2019
Maturity date	Jul. 30, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 34,795
Annual interest rate	2.61%
Issue date	May 17, 2019
Maturity date	Nov. 18, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 34,842
Annual interest rate	2.59%
Issue date	May 23, 2019
Maturity date	Aug. 22, 2019
Bank of America [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 34,208
Annual interest rate	2.50%
Issue date	Jun. 21, 2019
Maturity date	Aug. 22, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 3,421
Annual interest rate	2.50%
Issue date	Jun. 24, 2019
Maturity date	Jul. 25, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 547
Annual interest rate	2.40%
Issue date	Jun. 24, 2019
Maturity date	Oct. 15, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 13,620
Annual interest rate	2.50%
Issue date	Jun. 25, 2019
Maturity date	Aug. 05, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 13,575
Annual interest rate	2.51%
Issue date	Jun. 28, 2019
Maturity date	Aug. 01, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 34,070
Annual interest rate	2.38%
Issue date	Jul. 11, 2019
Maturity date	Oct. 09, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 29,883
Annual interest rate	2.25%
Issue date	Aug. 09, 2019
Maturity date	Nov. 12, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 3,525
Annual interest rate	2.03%
Issue date	Aug. 13, 2019
Maturity date	May 08, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 35,676
Annual interest rate	2.20%
Issue date	Aug. 22, 2019
Maturity date	Nov. 21, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 21,350
Annual interest rate	2.20%
Issue date	Sep. 10, 2019
Maturity date	Dec. 09, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 7,117
Annual interest rate	2.20%
Issue date	Sep. 11, 2019
Maturity date	Dec. 16, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 28,466
Annual interest rate	2.20%
Issue date	Sep. 11, 2019
Maturity date	Dec. 10, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 15,799
Annual interest rate	2.10%
Issue date	Oct. 07, 2019
Maturity date	Jan. 07, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 36,206
Annual interest rate	2.07%
Issue date	Oct. 09, 2019
Maturity date	Jan. 09, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 36,212
Annual interest rate	2.00%
Issue date	Oct. 24, 2019
Maturity date	Jan. 29, 2020
Bank of America [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 36,212
Annual interest rate	2.00%
Issue date	Oct. 24, 2019
Maturity date	Jan. 24, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 18,200
Annual interest rate	2.00%
Issue date	Oct. 25, 2019
Maturity date	Feb. 03, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 31,819
Annual interest rate	1.91%
Issue date	Nov. 04, 2019
Maturity date	Jan. 13, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 31,239
Annual interest rate	1.97%
Issue date	Nov. 12, 2019
Maturity date	Feb. 12, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 4,554
Annual interest rate	2.05%
Issue date	Nov. 22, 2019
Maturity date	Aug. 07, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 7,989
Annual interest rate	2.05%
Issue date	Nov. 22, 2019
Maturity date	Aug. 07, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 18,750
Annual interest rate	2.07%
Issue date	Dec. 04, 2019
Maturity date	Aug. 07, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 23,268
Annual interest rate	2.05%
Issue date	Dec. 09, 2019
Maturity date	Apr. 09, 2020
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 3,877
Annual interest rate	2.04%
Issue date	Dec. 09, 2019
Maturity date	Jun. 05, 2020
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 15,395
Annual interest rate	2.04%
Issue date	Dec. 11, 2019
Maturity date	Mar. 27, 2020
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 1,792
Annual interest rate	2.03%
Issue date	Dec. 30, 2019
Maturity date	Jul. 20, 2020
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 7,518
Annual interest rate	2.10%
Issue date	Dec. 30, 2019
Maturity date	Dec. 15, 2020
Short-term Bonds [Member]
Statement Line Items [Line Items]
Amount	$ 944,413